UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2007
                                               ------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -------
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Cadence Investment Management, LLC
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Address:   800 Third Avenue, 10th Floor
           --------------------------------------------------
           New York, New York  10022
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:  028-11621
                       -------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Philip R. Broenniman
           --------------------------------------------------
Title:     Managing Member
           --------------------------------------------------
Phone:     (212) 330-2235
           --------------------------------------------------

Signature, Place, and Date of Signing:

      /s/ Philip R. Broenniman    New York, NY             8/14/07
       ------------------------   -------------------------------------

Report Type (Check only one.):

[ X ]   13F HOLDINGS REPORT.  (Check here if all holdings of this
.........reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this
.........report, and all holdings are reported by other reporting
.........manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the
.........holdings for this reporting manager are reported in this report
.........and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        29
                                               -------------

Form 13F Information Table Value Total:       $39,282
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.           Form 13F File Number        Name

                                                         FORM 13F INFORMATION TABLE
            COLUMN 1           COLUMN 2        COLUMN 3  COLUMN 4        COLUMN 5        COLUMN 6    COLUMN 7       COLUMN 8
                                                          VALUE    SHRS OR   SH/  PUT/  INVESTMENT  OTHER       VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP    (x$1000)  PRN AMT   PRN  CALL  DISCRETION  MANAGERS   SOLE   SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------

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AES CORP                       COM             00130H105      219   10,000   SH            SOLE               10,000
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AMR CORP                       COM             001765106      527   20,000   SH   CALL     SOLE               20,000
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AT&T INC                       COM             00206R102    1,038  250,000   SH   CALL     SOLE              250,000
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ARBINET THEXCHANGE INC         COM             03875P100    1,921  318,570   SH            SOLE              318,570
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CHESAPEAKE ENERGY CORP         COM             165167107      173    5,000   SH            SOLE                5,000
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CHESAPEAKE ENERGY CORP         COM             165167107    1,730   50,000   SH   CALL     SOLE               50,000
------------------------------------------------------------------------------------------------------------------------------------
CHESAPEAKE ENERGY CORP         COM             165167107    1,730   50,000   SH   CALL     SOLE               50,000
------------------------------------------------------------------------------------------------------------------------------------
ENTERTAINMENT DIST CO INC      COM             29382J105      498  250,000   SH            SOLE              250,000
------------------------------------------------------------------------------------------------------------------------------------
FIRST MARBLEHEAD CORP          COM             320771108    1,932   50,000   SH   CALL     SOLE               50,000
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FREMONT GEN CORP               COM             357288109      968   90,000   SH            SOLE               90,000
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HUTCHISON TELECOMM INTL LTD    SPONSORED ADR   44841T107    1,136   35,000   SH            SOLE               35,000
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IMMERSION CORP                 COM             452521107    1,682  112,300   SH            SOLE              112,300
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IMMERSION CORP                 COM             452521107      449   30,000   SH   CALL     SOLE               30,000
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NYSE EURONEXT                  COM             629491101    1,104   15,000   SH   CALL     SOLE               15,000
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NEON COMMUNICATIONS GROUP IN   COM             64050T101      996  200,000   SH            SOLE              200,000
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OFFICEMAX INC DEL              COM             67622P101      983   25,000   SH   CALL     SOLE               25,000
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OFFICEMAX INC DEL              COM             67622P101    1,965   50,000   SH   CALL     SOLE               50,000
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POWERSHARES QQQ TRUST          UNIT SER 1      73935A104    1,190   25,000   SH   PUT      SOLE               25,000
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SPDR TR                        UNIT SER 1      78462F103    1,128    7,500   SH   PUT      SOLE                7,500
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SPDR TR                        UNIT SER 1      78462F103    3,009   20,000   SH   PUT      SOLE               20,000
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SPDR TR                        UNIT SER 1      78462F103    3,761   25,000   SH   PUT      SOLE               25,000
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SPDR TR                        UNIT SER 1      78462F103    6,017   40,000   SH   PUT      SOLE               40,000
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ST JOE CO                      COM             790148100      463   10,000   SH   CALL     SOLE               10,000
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SAVIENT PHARMACEUTICALS INC    COM             80517Q100      990   79,700   SH            SOLE               79,700
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TRM CORP                       COM             872636105      642  440,000   SH            SOLE              440,000
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TRAVELCENTERS OF AMERICA LLC   COM             894174101    1,214   30,000   SH            SOLE               30,000
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WILLIAMS COS INC DEL           COM             969457100      474   15,000   SH            SOLE               15,000
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YAHOO INC                      COM             984332106      543   20,000   SH   CALL     SOLE               20,000
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VERIGY LTD                     SHS             Y93691106      801   28,000   SH            SOLE               28,000
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